Related Party Transactions - Schedule of Related Party and their Relationship (Details)	12 Months Ended
Jun. 30, 2026
Jian Chen [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CEO and director of the Company
Ruien Intelligent Agent (Hangzhou) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CEO and director of the Company serves as director